787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 17, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seasons Series Trust (File No. 811-07725)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Seasons Series Trust (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SA Allocation Moderate Portfolio, a series of the Registrant, of substantially all of the assets and liabilities of SA Multi-Managed Income/Equity Portfolio, a series of the Registrant, in exchange for Class 1 and Class 3 shares of the SA Allocation Moderate Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of January 16, 2025. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8094.

Sincerely,

/s/ David C. Howe

David C. Howe

Enclosures

cc:	Kathleen Fuentes, Esq,, SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Edward Gizzi, Esq,, SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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